Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Company’s interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions, balances, and unrealized gains and losses on transactions between Group companies are eliminated in full.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain adjustments necessary for a fair statement, in all material respects, of our interim condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, and our interim condensed consolidated statements of income, comprehensive income, changes in shareholders’ equity, and cashflows for the six-month periods ended June 30, 2024 and 2023. The results of operations for the six-month period ended June 30, 2024 are not necessarily indicative of the results to be expected for the full year.

The interim condensed consolidated financial statements have been presented in United States Dollars “USD” which is also the Group’s functional currency.

The preparation of the interim condensed consolidated financial statements in conformity with U.S. GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, if any, at the date of the interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

To the extent actual results differs from the assumptions used, the Group’s consolidated financial condition, results of operations and cash flows could be materially affected.

There have been no material changes in the significant accounting policies during the six months ended June 30, 2024.

Recent accounting pronouncements

Recently Issued Accounting Standards

There are no new recently issued U.S. GAAP accounting standards adopted, or to be adopted, by the Group, that have, or are expected to have, a material impact on the Group’s interim condensed consolidated financial statements.